Financial Instruments - Cash Flow Hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) R$ / $ $ / $ ₡ / $ $ / $ € / $ $ / $ $ / $ $ / lb $ / T $ / $	Dec. 31, 2024 MXN ($) € / $ ₡ / $ $ / $ $ / $ R$ / $ $ / T $ / $ $ / $ $ / $ $ / lb
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 76,500	$ 67,218
Cash flow hedges | Currency risk | Foreign exchange forward contracts | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,600	$ 1,455
Average exchange rate | $ / $	19.28	18.74
Cash flow hedges | Currency risk | Foreign exchange forward contracts | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,714	$ 126
Average exchange rate | $ / $	19.06	20.71
Cash flow hedges | Currency risk | Foreign exchange forward contracts | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Foreign exchange forward contracts | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,446	$ 951
Average exchange rate | R$ / $	6.00	5.50
Cash flow hedges | Currency risk | Foreign exchange forward contracts | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 617	$ 45
Average exchange rate | R$ / $	6.07	6.07
Cash flow hedges | Currency risk | Foreign exchange forward contracts | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | R$ / $	0	0
Cash flow hedges | Currency risk | Foreign exchange forward contracts | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 548	$ 275
Average exchange rate | $ / $	4,214.17	4,134
Cash flow hedges | Currency risk | Foreign exchange forward contracts | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 322	$ 22
Average exchange rate | $ / $	4,107.59	4,164
Cash flow hedges | Currency risk | Foreign exchange forward contracts | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Foreign exchange forward contracts | ARS/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 211	$ 517
Average exchange rate | $ / $	1,543.36	1,198
Cash flow hedges | Currency risk | Foreign exchange forward contracts | ARS/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 16	$ 60
Average exchange rate | $ / $	1,735	1,286
Cash flow hedges | Currency risk | Foreign exchange forward contracts | ARS/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Foreign exchange forward contracts | URY/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 296	$ 169
Average exchange rate | $ / $	43.95	41.59
Cash flow hedges | Currency risk | Foreign exchange forward contracts | URY/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 119	$ 113
Average exchange rate | $ / $	41.14	44.13
Cash flow hedges | Currency risk | Foreign exchange forward contracts | URY/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Foreign exchange forward contracts | CRC/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 169	$ 240
Average exchange rate | ₡ / $	529.18	531.13
Cash flow hedges | Currency risk | Foreign exchange forward contracts | CRC/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 119	$ 152
Average exchange rate | ₡ / $	520.47	540.05
Cash flow hedges | Currency risk | Foreign exchange forward contracts | CRC/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | ₡ / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 36,961	$ 35,064
Average exchange rate | $ / $	19.25	20.51
Cash flow hedges | Currency risk | Cross-currency swaps | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,144	$ 0
Average exchange rate | R$ / $	5.39	0
Cash flow hedges | Currency risk | Cross-currency swaps | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,348	$ 0
Average exchange rate | R$ / $	5.30	0
Cash flow hedges | Currency risk | Cross-currency swaps | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 12,543	$ 17,903
Average exchange rate | R$ / $	5.06	5.09
Cash flow hedges | Currency risk | Cross-currency swaps | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,632	$ 561
Average exchange rate | $ / $	3,750.49	3,817
Cash flow hedges | Currency risk | Cross-currency swaps | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 904	$ 593
Average exchange rate | $ / $	3,971.39	3,420.15
Cash flow hedges | Currency risk | Cross-currency swaps | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,078	$ 2,761
Average exchange rate | $ / $	3,970.99	4,271.98
Cash flow hedges | Currency risk | Cross-currency swaps | CLP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | CLP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | CLP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 5,495	$ 325
Average exchange rate | $ / $	862.04	816.00
Cash flow hedges | Currency risk | Cross-currency swaps | EUR/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | EUR/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | EUR/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 583	$ 583
Average exchange rate | € / $	1.09	1.09
Cash flow hedges | Currency risk | Cross-currency swaps | PEN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate	0	0
Cash flow hedges | Currency risk | Cross-currency swaps | PEN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 189	$ 0
Average exchange rate	3.71	0
Cash flow hedges | Currency risk | Cross-currency swaps | PEN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 67
Average exchange rate	0	3.74
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | MXN/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $	20.17	19.55
Notional amount	$ 879	$ 568
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | MXN/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $	18.61	20.61
Notional amount	$ 498	$ 1,127
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | MXN/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $		0
Notional amount		$ 0
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | BRL/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | R$ / $		5.77
Notional amount		$ 472
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | BRL/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | R$ / $		6.04
Notional amount		$ 928
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | BRL/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | R$ / $		0
Notional amount		$ 0
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $		4,313
Notional amount		$ 307
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $		4,361.66
Notional amount		$ 299
Cash flow hedges | Foreign exchange currency risk | Cross-currency swaps | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Average exchange rate | $ / $		0
Notional amount		$ 0
Cash flow hedges | Interest rate risk | Interest rate swaps | Brazilian reais | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swaps | Brazilian reais | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swaps | Brazilian reais | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 8,983	$ 10,134
Average interest rate	0.16%	0.16%
Cash flow hedges | Interest rate risk | Interest rate swaps | Chilean pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Cash flow hedges | Interest rate risk | Interest rate swaps | Chilean pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 2
Average interest rate	0.00%	6.10%
Cash flow hedges | Interest rate risk | Interest rate swaps | Chilean pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2	$ 0
Average interest rate	6.10%	0.00%
Cash flow hedges | Commodity price risk | Commodity price contracts | Aluminum price contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,489	$ 440
Average price | $ / T	2,672.02	2,480.15
Cash flow hedges | Commodity price risk | Commodity price contracts | Aluminum price contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 130	$ 389
Average price | $ / T	2,692.41	2,542.39
Cash flow hedges | Commodity price risk | Commodity price contracts | Aluminum price contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average price | $ / T	0	0
Cash flow hedges | Commodity price risk | Commodity price contracts | Diesel price contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 11
Average price | $ / T		2.14
Cash flow hedges | Commodity price risk | Commodity price contracts | Diesel price contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 11
Average price | $ / T		2.14
Cash flow hedges | Commodity price risk | Commodity price contracts | Diesel price contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 0
Average price | $ / T		0
Cash flow hedges | Commodity price risk | Commodity price contracts | PX MEG contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 72
Average price | $ / T		950.00
Cash flow hedges | Commodity price risk | Commodity price contracts | PX MEG contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 0
Average price | $ / T		0
Cash flow hedges | Commodity price risk | Commodity price contracts | PX MEG contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 0
Average price | $ / T		0
Cash flow hedges | Commodity price risk | Commodity price contracts | Sugar Price Contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,332	$ 3,476
Average price | $ / lb	17.64	19.38
Cash flow hedges | Commodity price risk | Commodity price contracts | Sugar Price Contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 752	$ 1,500
Average price | $ / lb	17.49	19.14
Cash flow hedges | Commodity price risk | Commodity price contracts | Sugar Price Contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 787	$ 787
Average price | $ / lb	17.94	17.94